(LOSS) INCOME PER SHARE (Basic) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Common Class A [Member] USD ($)	Dec. 31, 2014 Common Class A [Member] CNY	Dec. 31, 2013 Common Class A [Member] CNY	Dec. 31, 2012 Common Class A [Member] CNY	Dec. 31, 2014 Common Class B [Member] USD ($)	Dec. 31, 2014 Common Class B [Member] CNY	Dec. 31, 2013 Common Class B [Member] CNY	Dec. 31, 2012 Common Class B [Member] CNY
Basic (loss) income per share:
Net (loss) income attributable to Class A and Class B common shareholders for computing basic loss per Class A and Class B common share					$ 9,558	59,305	(95,923)	(297,335)	$ 4,644	28,812	(46,942)	(146,516)
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share					271,445,384	271,445,384	269,520,110	267,707,132	131,876,660	131,876,660	131,896,605	131,916,660
Basic (loss) income per Class A and Class B common shares	$ 0.04	0.22	(0.36)	(1.11)	$ 0.04	0.22	(0.36)	(1.11)	$ 0.04	0.22	(0.36)	(1.11)